2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2015	2014	2013
Allowance For Credit Losses:
Beginning Balance	$ 28,620,000	$ 24,680,789	$ 22,010,085
Provision for Loan Losses	36,887,285	32,622,546	27,623,368
Charge-Offs	(42,017,880)	(38,024,773)	(33,938,554)
Recoveries	10,010,595	9,341,438	8,985,890
Ending Balance	$ 33,500,000	$ 28,620,000	$ 24,680,789

	2015	2014	2013
Finance Receivables:
Ending Balance	$ 544,405,558	$ 512,592,704	$ 485,149,825
Ending Balance; collectively evaluated for impairment	$ 544,405,558	$ 512,592,704	$ 485,149,825